13F-HR
03/31/10

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

ddethy@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :
 [  ] is a restatement.[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York May 12, 2010

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value total:	$163,945

List of Other Included Managers:

No.	13F File Number		Name



















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE





















Bank of America Corporation

COM

060505104

11603

650000

SH



Sole



650000


Brunswick Corporation

COM

117043109

15970

1000000

SH



Sole



1000000


CBS Corporation

COM

124857202

20910

1500000

SH



Sole



1500000


Chico's FAS Inc

COM

168615102

505

35000

SH



Sole



35000


Christopher and Banks Corp

COM

171046105

854

106700

SH



Sole



106700


Commercial Vehicle Group

COM

202608105

2856

400000

SH



Sole



400000


Delta Air Lines

COM

247361702

8754

600000

SH



Sole



600000


Eaton Corporation

COM

278058102

18943

250000

SH



Sole



250000


Ferro Corporation

COM

315405100

2637

300000

SH



Sole



300000


Jones Apparel Group

COM

480074103

951

50000

SH



Sole



50000


Limited Brands

COM

532716107

2831

115000

SH



Sole



115000


Lincoln National Corp., Inc.

COM

534187109

15350

500000

SH



Sole



500000


Maidenform Brands, Inc.

COM

560305104

4916

225000

SH



Sole



225000


MetLife, Inc.

COM

59156R108

8668

200000

SH



Sole



200000


Research in Motion

COM

760975102

9616

130000

SH



Sole



200000


Schlumberger Ltd

COM

806857108

6346

100000

SH



Sole



100000


Textron Inc.

COM

883203101

7431

350000

SH



Sole



350000


Vantage Drilling Company

COM

G93205113

4958

3350000

SH



Sole



3350000


Walmart Stores Inc

COM

931142103

11120

200000

SH



Sole



200000


Walt Disney Company

COM

254687106

8728

250000

SH



Sole



250000

